Summary of Significant Accounting Policies - Additional information (Detail) ¥ in Millions					3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 01, 2026 USD ($)	Apr. 01, 2026 JPY (¥)	Mar. 19, 2026 USD ($)	Mar. 19, 2026 JPY (¥)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Jun. 30, 2026 JPY (¥)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Accounting Policies [Line Items]
Cash and cash equivalents					$ 12,151,777				$ 12,151,777		$ 16,546,908	$ 25,892,723
Deposits in federal deposit insurance corporation					200,000				200,000		800,000	1,000,000
FDIC Indemnification Asset					11,600,000				11,600,000		15,400,000	24,500,000
Deposits in deposit insurance corporation of japan					60,000.00				60,000.00		60,000.00		¥ 10.0	¥ 10.0
Deposits in japanese financial institution					50,000.00				50,000.00		100,000			¥ 16.3
Deposits in excess of deposit insurance corporation of japan											40,000.00	40,000.00			¥ 6.3
Revenue from Contract with Customer, Including Assessed Tax											$ 56,000	0
Revenue, Remaining Performance Obligation, Percentage											100.00%			100.00%
Accounts Receivable, after Allowance for Credit Loss, Current					28,232				28,232		$ 56,000	0
Accounts Receivable, Allowance for Credit Loss											$ 0	0
Percentage of income tax benefit											50.00%			50.00%
Short term operating lease term											12 months
Foreign currency translation adjustments					(3,375)	$ (5,471)	$ (2,820)	$ 252	(8,846)	$ (2,568)	$ (10,876)	$ (10,141)
Number of reportable segments | Segment											1
Segment Reporting, Expense Information Used by CODM, Description											The CODM assesses the financial performance for the Company’s segment based on net loss. The CODM also uses internal budget versus forecasted expense and cash forecast models in making certain decisions. Such models are reviewed to assess the entity-wide/single-segment operating results and performance, including how long cash-on-hand is expected to be sufficient.
Software license fee	$ 9,500	¥ 15.0	$ 10	¥ 1.5
Amount fixed consideration of software agreement	$ 114,000	¥ 18.0	$ 114	¥ 18.0
Deferred Transaction Costs					0.7				0.7
Two Thousand Twenty Six Agreement [Member]
Accounting Policies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					$ 28,000				$ 28,000